Reverse Recapitalizations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reverse Recapitalizations [Line Items]
Reverse recapitalizations

7. Reverse recapitalizations

Reverse recapitalization with Vine Hill Capital Investment Corp

On September 8, 2025, CoinShares International Limited (“CSIL”) entered into a Business Combination Agreement with Vine Hill Capital Investment Corp (“Vine Hill”), a special purpose acquisition company, and Odysseus Holdings Limited, a Jersey company subsequently renamed CoinShares PLC (“CS PLC”). The transaction completed on March 31, 2026. Vine Hill merged into a merger subsidiary of CS PLC, and CSIL became a wholly owned subsidiary of CS PLC under a Jersey scheme of arrangement. CS PLC is now the publicly listed parent of the Group.

Accounting treatment

CSIL was determined to be the accounting acquirer whilst Vine Hill was deemed to be a special purpose acquisition company whose activities were limited principally to holding cash and investments in trust and seeking a business combination. Management concluded that Vine Hill did not meet the definition of a business under ASC 805, Business Combinations.

Accordingly, the transaction was accounted for as a reverse recapitalization rather than a business combination under ASC 805. The consolidated financial statements therefore represent a continuation of CSIL’s financial statements, with CSIL and Vine Hill’s assets and liabilities recognized at their historical carrying amounts. No goodwill or other intangible assets were recognized.

Capital issuance

On completion, the Company issued 119,522,880 ordinary shares to existing CSIL shareholders, 6,564,647 ordinary shares to the PIPE investor, including commitment-fee shares, and 1,292,681 ordinary shares to non-redeeming Vine Hill shareholders.

Recipient	Ordinary shares Number
CSIL shareholders (excluding PIPE shares)	119,522,880
PIPE investor	6,564,647
Non-redeeming Vine Hill public shareholders	1,292,681
Shares issued to Vine Hill Capital Sponsor I LLC	4,400,001
Total	131,780,209

The Company also assumed 10,999,993 Vine Hill public warrants with a fair value of $1,045,000 at the date of assumption. Each whole warrant entitles the holder to purchase one Ordinary Share at an exercise price of $11.50 per share. The warrants became exercisable 30 days after completion and expire on 31 March 2031, or earlier upon redemption.

Warrants issued or assumed by the Group are assessed under ASC 815-40. The Company’s public warrants are equity-classified because they are indexed to the Company’s own Ordinary Shares and meet the conditions for equity classification: each warrant settles into a fixed number of shares at a fixed exercise price, the Company controls settlement, and there are no provisions that could require net cash settlement in circumstances outside the Company’s control or whose terms vary with the identity of the holder. Accordingly, they were recorded in equity at fair value on initial recognition and are not subsequently remeasured. The private placement warrants, which contained holder-dependent settlement features, were forfeited and cancelled on completion.

Cash proceeds

$
Gross PIPE cash proceeds	48,980
Less: PIPE placement fee	(2,500)
Less: transaction costs apportioned to PIPE shares	(20,469)
Total Net PIPE proceeds	26,011

Gross trust cash attributable to non-redeeming shareholders	13,844
Less: transaction costs apportioned to SPAC shares	(17,750)
Total Net SPAC shareholder proceeds	(3,906)
Total	22,105

The PIPE financing generated gross cash proceeds of $49.0 million and incurred a $2.5 million placement fee. The Group also received $13.8 million of gross cash from Vine Hill’s trust account attributable to non-redeeming shareholders. Vine Hill shareholders redeemed 20,707,319 shares for approximately $221.8 million before completion of the transaction.

Transaction costs of $40.7 million that were directly attributable to the issuance of equity were recognized as a reduction of additional paid-in capital, and have been allocated above according to the number of shares issued.

The Group’s historical share capital has been retrospectively adjusted to reflect the legal capital structure of CoinShares PLC. Comparative share and earnings per share information has similarly been retrospectively adjusted using the exchange ratio established in the transaction.

The Group recorded a charge of $6.1 million to settle its historic liability classified share based compensation program, done in preparation to create a new plan subsequent to the Business Combination.

5. Business Combination Agreement

On September 8, 2025, Vine Hill Capital Investment Corp., a special purpose acquisition company which was publicly traded on the Nasdaq Stock Market (“Vine Hill” or the “SPAC”) and CoinShares entered into a business combination agreement (the “Business Combination Agreement”) pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement Holdco shall acquire CoinShares by the way of a court sanctioned scheme of arrangement under Jersey law (including the Jersey Companies Law) pursuant to which all the shares in CoinShares will be exchanged for voting shares in Holdco. As a result of the transactions contemplated by the Business Combination Agreement, SPAC and CoinShares wholly owned subsidiaries of Holdco. The SPAC Merger became effective on March 31, 2026 (the “SPAC Effective Time”) — see Subsequent Events for further discussion.

Coinshares International Limited [Member]
Reverse Recapitalizations [Line Items]
Reverse recapitalizations

18. Business combination

Acquisition of Valkyrie Funds LLC

On March 12, 2024, the Group exercised its option to acquire 100% of Valkyrie Funds LLC (“Valkyrie”), following the launch of Valkyrie Bitcoin Fund in January 2024 subsequent to the SEC’s approval of a Bitcoin ETF. Valkyrie is a U.S. digital asset manager’s investment advisory business specializing in actively managed cryptocurrency exchange traded funds. The acquisition was made to enhance and develop the Group’s asset management business in the U.S., with a clear focus on product innovation and market differentiation.

The details of the business combination are as follows:

Fair value of consideration transferred
Amount settled in cash	$1,023
Fair value of other consideration	266
Total consideration transferred	$1,289

Recognized amounts of identifiable net assets
Cash and cash equivalents	$27
Trade and other receivables	73
Total current assets	100

Trade and other payables	(481)
Total current liabilities	(481)

Identifiable net assets	(381)

Goodwill on acquisition	$1,670

Consideration transferred settled in cash	$1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$996

The Group incurred transaction costs of $0.2 million associated with the acquisition of Valkyrie. These costs were expensed as incurred and recorded within other general and administrative expenses.

Goodwill recognized in the transaction represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired. The goodwill totaling $1.7 million was recognized in the Asset Management segment and is primarily attributable to the expected future economic benefits arising from the acquired business, including access to the US market and the fee-generating potential of product launches within the US. The goodwill arising from the acquisition is not deductible for income tax purposes and has no impact on the Group’s current or deferred tax positions.

The Group finalized its purchase price allocation for Valkyrie during 2024, and no measurement-period adjustments were recorded during 2025. In addition, the Group evaluated goodwill associated with the Valkyrie acquisition as part of its 2025 annual impairment test and determined that no impairment had occurred. Valkyrie continued to contribute to Asset Management revenues during 2025 and is included within the Group’s Asset Management segment results.

Pending Acquisition — Bastion Asset Management Limited

On October 1, 2025, the Group announced the strategic acquisition of Bastion Asset Management Limited (“Bastion”), a London-based, UK Financial Conduct Authority (FCA) regulated crypto-focused alternative investment manager. The terms of the acquisition require certain pre-completion actions to be taken. The purchase price for the transaction is $4.5 million. As of December 31, 2025, the Group paid the total cash consideration of $4.5 million to Bastion prior to obtaining control of the business, which was recorded within prepaid and other current assets on the consolidated balance sheets. Completion deliverables include the delivery of documents and records required to transfer ownership of Bastion to CoinShares. Completion is expected to occur during the second half of 2026 pending approval by the FCA.